IMPAIRMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment charge
Impairment loss	$ 66	$ 192	$ 245
Property and equipment
Impairment charge
Impairment loss	15	100	150
Intangible assets
Impairment charge
Impairment loss		14
Goodwill
Impairment charge
Impairment loss	$ 51	$ 78	$ 95